Property and Equipment, Net (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment, Net (Textual)
Depreciation expense	$ 194	$ 283	$ 744	$ 1,011	$ 1,371